Income Tax and Social Contribution - Summary of Changes in Deferred Income Taxes, Net (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Beginning balance	R$ (2,060,563)	R$ (2,434,456)
Recorded through income	(426,341)	166,932
Property, plant and equipment-useful life review	132,503
Other comprehensive income	8,201	28,988
Discontinued operation		158,164
Tax loss carryforwards used to settle other tax installments	3,555
Business combinations		(32,371)
Tax loss carryforwards over change of shareholding interest in subsidiary	60,583
Other	15,832	52,180
Ending balance	R$ (2,266,230)	R$ (2,060,563)